TRANSFERS (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025
EBP 026
EBP, Description of Plan [Line Items]
Transferred out of plan	$ 201,000,000.0	$ 208,232,268